SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                    __X__

         Pre-Effective Amendment No.____                            _____

         Post-Effective Amendment No._13_                           __X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                      __X__

         Amendment No._14_


                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                                William M. Lyons
         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        -----------------------------------------------------------------
                    (Name and address of Agent for service)

            Approximate Date of Proposed Public Offering: May 1, 1999

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the Registrant's Post-Effective Amendment No. 12 to May 1, 1999. The Post-Effective Amendment originally requested effectiveness as of February 28, 1999.

The following documents are hereby incorporated by reference:

* Prospectuses for each of the funds under the issuer American Century International Bond Funds, dated March 29, 1999 filed pursuant to Rule 485(a) on January 26, 1999 (Accession No. 0000880268-99-000001).

* Statement of Additional Information for American Century International Bond Funds, dated March 29, 1999 filed pursuant to Rule 485(a) on January 26, 1999 (Accession No. 0000880268-99-000001).

* Part C to the Registration Statement of American Century International Bond Funds, filed pursuant to Rule 485(a) on January 26, 1999 (Accession No. 0000880268-99-000001).


Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13/Amendment No. 14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 29th day of March, 1999.

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS


                          By: /*/ George A. Rio
                              George A. Rio
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                       Date

*George A. Rio                       President, Principal        March 29, 1999
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   March 29, 1999
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                    March 29, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                    March 29, 1999
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                    March 29, 1999
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                    March 29, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                    March 29, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                    March 29, 1999
---------------------------------
Isaac Stein

*James E. Stowers III                Director                    March 29, 1999
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                    March 29, 1999
---------------------------------
Jeanne D. Wohlers

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact